Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property and Equipment [Abstract]
Property and Equipment [text block table]
in € m.	Owner occupied properties	Furniture and equipment	Leasehold improvements	Construction-in-progress	Property and equipment owned (IAS 16)	Right-of-use for leased assets (IFRS 16)	Total
Cost of acquisition:
Balance as of January 1, 2019	778	2,602	2,860	142	6,382	3,185	9,567
Changes in the group of consolidated companies	0	(165)	0	(0)	(165)	0	(165)
Additions	8	111	49	160	327	413	740
Transfers	(56)	15	116	(147)	(72)	32	(40)
Reclassifications (to)/from “held for sale”	(0)	(11)	0	(0)	(11)	0	(11)
Disposals	75	190	82	0	347	115	462
Exchange rate changes	1	19	19	1	39	19	58
Balance as of December 31, 2019	656	2,380	2,961	155	6,153	3,533	9,686
Changes in the group of consolidated companies	0	(1)	(0)	(0)	(1)	(1)	(3)
Additions	2	128	47	335	512	1,806	2,317
Transfers	8	173	43	(97)	127	(388)	(261)
Reclassifications (to)/from “held for sale”	(73)	(65)	0	(1)	(139)	(0)	(139)
Disposals	2	223	96	0	321	41	362
Exchange rate changes	(4)	(50)	(58)	(5)	(117)	(64)	(181)
Balance as of December 31, 2020	587	2,343	2,897	387	6,214	4,844	11,058
Accumulated depreciation and impairment:
Balance as of January 1, 2019	328	1,862	1,770	0	3,960	0	3,960
Changes in the group of consolidated companies	5	(49)	0	0	(44)	1	(43)
Depreciation	18	199	217	0	434	615	1,049
Impairment losses	20	2	5	0	27	85	112
Reversals of impairment losses	0	0	0	0	0	0	0
Transfers	(31)	(4)	(16)	0	(51)	41	(10)
Reclassifications (to)/from “held for sale”	(0)	(4)	0	0	(5)	0	(5)
Disposals	16	180	66	0	262	79	341
Exchange rate changes	0	15	16	0	32	0	32
Balance as of December 31, 2019	325	1,841	1,927	0	4,093	663	4,756
Changes in the group of consolidated companies	0	(1)	(0)	0	(1)	0	(1)
Depreciation	16	171	187	0	373	648	1,021
Impairment losses	5	2	8	0	16	77	93
Reversals of impairment losses	3	0	0	0	3	10	12
Transfers	2	145	2	0	149	5	153
Reclassifications (to)/from “held for sale”	(25)	(53)	0	0	(78)	0	(78)
Disposals	1	206	89	0	296	11	307
Exchange rate changes	(3)	(42)	(45)	0	(90)	(24)	(114)
Balance as of December 31, 2020	317	1,856	1,989	0	4,163	1,347	5,510

Carrying amount:
Balance as of December 31, 2019	331	540	1,034	155	2,060	2,870	4,930
Balance as of December 31, 2020	270	487	908	387	2,051	3,497	5,549